Uncategorized Items
[rr_AcquiredFundFeesAndExpensesOverAssets]	0.0001	[Footnote-03]	0.0001	[Footnote-05]
[rr_Component1OtherExpensesOverAssets]	0.0015
[rr_Component2OtherExpensesOverAssets]	0.0344		0.0329	[Footnote-05]
[rr_Component3OtherExpensesOverAssets]	0.0329	[Footnote-03]
[rr_ExpenseExampleYear01]					78	62
[rr_ExpenseExampleYear03]					537	491
[rr_ExpensesOverAssets]	0.0400		0.0385
[rr_FeeWaiverOrReimbursementOverAssets]	(0.0324)		(0.0324)
[rr_ManagementFeesOverAssets]	0.0055		0.0055
[rr_NetExpensesOverAssets]	0.0076	[Footnote-04]	0.0061	[Footnote-06]
[rr_PerformanceAvailabilityPhone]							Current performance information is available by calling 1-877-FUND-WHG (1-877-386-3944).	Current performance information is available by calling 1-877-FUND-WHG (1-877-386-3944).
[rr_PerformanceAvailabilityWebSiteAddress]							Current performance information is available on the Fund's website at www.westwoodfunds.com.	Current performance information is available on the Fund's website at www.westwoodfunds.com.
[rr_PerformanceOneYearOrLess]							The Fund is new, and therefore does not have performance history for a full calendar year.	The Fund is new, and therefore does not have performance history for a full calendar year.
[rr_PerformancePastDoesNotIndicateFuture]							Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
[rr_RiskLoseMoney]							As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
[rr_RiskNotInsuredDepositoryInstitution]							A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.	A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.